CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Total net revenues	¥ 77,776,932	¥ 60,668,779	¥ 80,752,439
Existing home transaction services
Total net revenues	27,954,135	24,123,703	31,947,953
New home transaction services
Total net revenues	30,575,778	28,650,374	46,472,378
Home renovation and furnishing
Total net revenues	10,850,497	5,046,627	197,452
Emerging and other services
Total net revenues	8,396,522	2,848,075	2,134,656
Related Party | Existing home transaction services
Total net revenues	830,295	625,979	642,909
Related Party | New home transaction services
Total net revenues	2,713	1,476	3,525
Related Party | Home renovation and furnishing
Total net revenues	6,471	3,365	171,449
Related Party | Emerging and other services
Total net revenues	¥ 26,168	¥ 33,383	¥ 30,007